Financial instruments	12 Months Ended
Jun. 30, 2023
Financial instruments [Abstract]
Financial instruments
Note 24.  Financial instruments

Financial risk management objectives
The Group has a simple capital structure and its principal financial assets are cash and cash equivalents and other receivables (except for sales tax receivables). The Group is subject to market risk by way of being exposed to daily volatility in the Bitcoin price and variations in foreign exchange rates. The Group has limited exposure to credit risk. The Group primarily holds cash and cash equivalents with regulated authorized deposit taking institutions which have strong credit ratings. The Group may also be exposed to liquidity and capital risk, due to the nature of operations and the requirements to incur capital expenditure.

Risk management is carried out by senior executives who identify, evaluate and hedge financial risks.

Market risk

Foreign currency risk
The Group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange risk arises from future commercial transactions and recognized financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

The Group’s exposure to foreign currency risk arises when a Group entity holds a financial asset or liability in a currency other than the functional currency of that entity. At the end of the reporting period, the Group’s exposure to foreign currency risk was as follows (denominated in US Dollars):

	Financial assets		Financial liabilities
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	US$’000	US$’000	US$’000	US$’000

US dollars	96,888	96,648	32,619	110,265
Canadian dollars	124,549	154,328	37,390	30,135

	221,437	250,976	70,009	140,400

Sensitivity analysis
The following table illustrates sensitivities to the Group’s exposure to changes in exchange rates. The table indicates the impact on how profit and equity values reported at the end of the reporting period would have been affected by changes in the relevant risk variables that management considers to be reasonably possible. These sensitivities assume that the movement in a particular variable is independent of other variables, each scenario assumes no change to other variables.

	Strengthened			Weakened
30 June 2023	Change %	Effect on profit before tax US$’000	Effect on equity US$’000	Change %	Effect on profit before tax US$’000	Effect on equity US$’000

US dollar	10%	5,843	5,843	10%	(7,141)	(7,141)
Canadian dollar	10%	4,267	4,267	10%	(4,267)	(4,267)
Australian dollar	10%	(10,854)	(10,854)	10%	10,534	10,534

		(744)	(744)		(874)	(874)

Price risk
The Group is exposed to daily price risk on Bitcoin rewards it generates through contributing computing power to mining pools. Bitcoin rewards are typically liquidated on a daily basis and no Bitcoin is held as at the reporting period end (30 June 2022: nil).

Bitcoin currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The profitability of the Group is directly related to the current and future market price of digital currencies. A decline in the market prices for digital currencies could negatively impact the Group’s future operations. The Group has not hedged the conversion of any of its sales of Bitcoin.

Interest rate risk
The Group is has limited exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of changes in the market interest rates on variable interest-bearing financial instruments. The Group does not, at this time, use derivatives to mitigate these exposures. The Group’s cash and cash equivalents consist of balances available on demand which are held with regulated financial institutions and do not expose the Group to significant interest rate risk.

Credit risk
The Group’s exposure to credit risk is primarily related to its potential counterparty credit risk with exchanges, mining pools and regulated financial institutions. It mitigates credit risk associated with mining pools and exchanges by maintaining relationships with various alternative mining pools and transferring fiat currency to its Australian bank account on a regular basis. The Group cash and cash equivalents consists of balances held with regulated, listed financial institutions. The Group regularly monitors industry developments, actively monitors concentration risks with each financial institution and primarily holds balances on demand with A-1 rated institutions (based on Standard & Poor’s ratings).

Liquidity risk
The Group is exposed to liquidity risk and is required to maintain sufficient liquid assets (mainly cash and cash equivalents) and available borrowing facilities to be able to pay contractual obligations as and when they become due and payable. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities. The Group regularly updates cash projections for changes in business and fluctuations in the Bitcoin price. Refer to the Going Concern section within note 2 for further information in relation to how the Group intends to meet its short-term contractual obligations.

Remaining contractual maturities
The following table details the Group’s remaining contractual maturity for its financial instruments and other liabilities. The table presents the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The table includes both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2023%		US$'000	US$'000	US$'000	US$'000	US$'000

Non-derivatives
Trade and other payables	-	13,541	-	-	-	13,541
Lease liabilities	-	335	326	446	2,270	3,377
Total non-derivatives		13,876	326	446	2,270	16,918

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2022%		US$’000	US$’000	US$’000	US$’000	US$’000

Non-derivatives
Trade and other payables	-	18,813	-	-	-	18,813
Mining hardware finance	11.35%	61,988	47,421	-	-	109,409
Lease liabilities	-	207	222	443	2,435	3,307
Total non-derivatives		81,008	47,643	443	2,435	131,529